Putnam
New York
Tax Exempt
Income Fund

SEMIANNUAL REPORT

May 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "As always, we've maintained our strategy by focusing on yield-curve positioning, bond structure, and credit research. This focus has enabled us to create a strong portfolio that produces more profit for shareholders free from federal, state, and local income taxes for New York residents."

                             -- Jerome J. Jacobs, manager
                                Putnam New York Tax Exempt Income Fund

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

17 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Analyzing risk premiums, yield spreads, call dates, yield curves, credit ratings, supply-and-demand dynamics, taxable versus tax-exempt yield relationships, and a host of other factors is all in a day's work for Putnam's Tax Exempt Bond Group. The result was another period of competitive performance for Putnam New York Tax Exempt Income Fund's semi annual period which closed on May 31, 1998.

I am pleased to inform you that Jerome J. Jacobs has been named the manager of your fund. Jerry, who joined Putnam in 1996, is also chief investment officer of the Tax Exempt Fixed Income Group. He was previously with the Vanguard Group of Investment Companies and Butcher and Singer and has 18 years of investment experience.

In the following report, Jerry discusses the fund's performance during this semi annual period and then takes a look at prospects for the tax-exempt market, especially with regard to New York, in the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 15, 1998



Report from the Fund Manager
Jerome J. Jacobs

Once again, New York municipal bond investors benefited as the state continued to thrive from Wall Street's boom, surging employment, and a falling crime rate. With this economic backdrop, Putnam New York Tax Exempt Income Fund's class A shares delivered returns of 3.49% at net asset value and -1.43% at public offering price for the six months ended May 31, 1998. In comparison, the Lehman Brothers Municipal Bond Index returned 3.78% over the same period. For complete performance details, please refer to the performance summaries that begin on page 8.

* LOW BOND PRICES CREATE BUYING OPPORTUNITIES

Despite the relative calm that has fallen over the $1.3 trillion municipal bond market, these bonds have actually become attractively priced relative to the Treasury market -- a state of affairs that hasn't occurred since the flat-tax scare of 1996. Municipal bonds (as represented by 30-year insured municipals) are offering almost 90% of the yield of long-term Treasury bonds. Since the typical level is 84%, the current percentage makes municipal prices remarkably low.

Upon this quiet playing field, there are fewer opportunities for profit, but your fund continued to deliver what it has promised to shareholders: a reliable stream of income exempt from federal taxes along with relatively low share price volatility.

* INVESTORS BENEFIT FROM STRONG LOCAL ECONOMY AND NEW ISSUES

The news keeps getting better for New York City. Earlier this spring, Moody's Investors Service, Inc. raised its credit rating for most of the city's general obligation bonds from Baa1 to A3.* The upgrade, which the market had anticipated for some time, was the result of the city's financial security and its strong fiscal management team.

Footnote reads:
*The A3 rating means that the issue is rated in the lower end of the upper medium grade category.

A new tax cut provided additional good news for New York residents. "We have taken a giant step in returning economic power to the people," stated New York's Mayor Rudolph Giuliani. Through fiscal conservatism and strong economic policies, New York is expected to end the year with a budget surplus even larger than last year's $1.4 billion.

So far 1998 has been most notable for its huge supply, including the sale of the largest municipal bond issue in history -- $3.4 billion by the Long Island Power Authority. When these bonds came to market in May, prices were attractive, reflecting the supply increase. The low prices, in turn, maintained investors' interest and enabled demand to keep pace with the supply. Proceeds from the LIPA issue will be used to retire the expensive Shorum Nuclear Power Plant, which politicians and residents alike termed the $7 billion black hole. The plant never operated or produced any power, but residents still had to pay for the hotly debated project. The power plant's retirement is positive news for investors because it should bring about lower utility rates over time. While these securities and others discussed in this report were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation                            23.7%

Education                                 15.9%

Hospitals/health care                      8.7%

Housing                                    8.5%

Utilities                                  8.0%

Footnote reads:
*Based on net assets as of 5/31/98. Holdings will vary over time.

[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

VMIG1                      0.4%

Aaa                       42.5%

Aa                        11.4%

A                         19.4%

BBB                       23.1%

BB                         3.2%

Footnote reads:
*Based on percentage of market value as of 5/31/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

* MANAGEMENT TEAM SEEKS TO TARGET BONDS WITH BEST VALUE

The unusually flat tax-exempt yield curve that prevailed during the fiscal year is also noteworthy. With the 30-year bond paying only a modest 30 to 40 basis points more than a 10-year bond, investors are not sufficiently compensated for taking on higher risk. For this reason, we have found the best values (attractive yield with minimal volatility) in the intermediate range of the yield curve -- anywhere from 10 to 15 years.

Another way we seek to offer shareholders the best value is to improve the call risk within the fund. Investing in noncallable bonds or bonds with distant call dates enables us to provide the highest and most durable level of income. Callable bonds have the option of being called away by the issuer at a certain future date, usually if interest rates are lower than when the bonds are first issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a reliable level of income.

It is always important to highlight careful security selection and in-depth credit analysis as part of your fund's fundamental investment strategy. These become even more important when we invest in bonds that carry ratings below investment grade. Such bonds can contribute substantially to a fund's income level, but they also mean greater credit risk and require the most meticulous research efforts.

* TEAM FAVORS CAUTIOUS APPROACH DESPITE FAVORABLE RATES

While the Asian crisis has been widely publicized as negative for economic growth around the world, it has produced some positive effects in the United States. Fears of the financial turmoil in Asia and in other emerging markets have helped keep interest rates low. In turn, low interest rates have helped improve corporate balance sheets, encouraged construction, and contributed to low unemployment.

Although we are quite satisfied with the financial condition of New York, there is room for caution. Eventually the current environment may give way to slightly higher inflation as we move into fiscal 1999. In our opinion, this is not a good time to expose the portfolio to bonds with longer maturities and higher interest-rate risk. We believe that a cautious strategy emphasizing intermediate maturities, low call risk, and in-depth credit research will produce the best returns in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/98, there is no guarantee the fund will continue to hold these securities in the future.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal and state income tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/98

                     Class A              Class B             Class M
(inception date)    (9/2/83)             (1/4/93)            (4/10/95)
                 NAV        POP       NAV       CDSC       NAV      POP
------------------------------------------------------------------------
6 months        3.49%     -1.43%     3.16%     -1.84%     3.34%     0.01%
------------------------------------------------------------------------
1 year          8.71       3.53      8.01       3.01      8.38      4.81
------------------------------------------------------------------------
5 years        30.20      24.06     25.98      24.05     27.98     23.76
Annual
average         5.42       4.41      4.73       4.40      5.06      4.36
------------------------------------------------------------------------
10 years      115.04     104.82     98.66      98.66    106.17     99.47
Annual
average         7.96       7.43      7.11       7.11      7.50      7.15
------------------------------------------------------------------------
Life of fund  265.32     247.94    224.00     224.00    242.06    230.97
Annual
average         9.19       8.83      8.30       8.30      8.70      8.46
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/98

                         Lehman Bros.
                         Municipal             Consumer
                         Bond Index           Price Index
------------------------------------------------------------------------
6 months                    3.78%               0.80%
------------------------------------------------------------------------
1 year                      9.39                1.69
------------------------------------------------------------------------
5 years                    38.53               12.90
Annual average              6.74                2.46
------------------------------------------------------------------------
10 years                  124.39               38.55
Annual average              8.42                3.32
------------------------------------------------------------------------
Life of fund              282.97               62.48
Annual average              9.53                3.35
------------------------------------------------------------------------

Past performance is not indicative of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 5/31/98

                           Class A       Class B       Class M
------------------------------------------------------------------------
Distributions (number)         6           6           6
------------------------------------------------------------------------
Income                    $0.217225     $0.187571     $0.203683
------------------------------------------------------------------------
Capital gains1
------------------------------------------------------------------------
Long-term                  0.103000      0.103000      0.103000
------------------------------------------------------------------------
Short-term                 --           --            --
------------------------------------------------------------------------
  Total                   $0.320225     $0.290571     $0.306683
------------------------------------------------------------------------
Share value:                 NAV       POP       NAV       NAV     POP
------------------------------------------------------------------------
11/30/97                    $9.02     $9.47     $9.00     $9.02   $9.32
------------------------------------------------------------------------
5/31/98                      9.01      9.46      8.99      9.01    9.31
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate2       4.88%     4.64%     4.23%     4.58%   4.44%
------------------------------------------------------------------------
Taxable equivalent (a)3      8.67      8.25      7.52      8.14    7.89
------------------------------------------------------------------------
Taxable equivalent (b)3      9.05      8.61      7.85      8.50    8.23
------------------------------------------------------------------------
Current 30-day SEC yield4    4.40      4.19      3.77      4.13    4.00
------------------------------------------------------------------------
Taxable equivalent (a)3      7.82      7.45      6.70      7.34    7.11
------------------------------------------------------------------------
Taxable equivalent (b)3      8.16      7.77      6.99      7.66    7.42
------------------------------------------------------------------------

1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes (a) maximum 43.74% combined federal income tax, New York state personal income tax rate or (b) maximum 46.08% combined federal income tax, New York state and New York City personal income tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 6/30/98
(most recent calendar quarter)

                          Class A          Class B          Class M
(inception date)         (9/2/83)         (1/4/93)         (4/10/95)
                       NAV     POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
6 months              1.96%   -2.88%   1.53%   -3.45%    1.81%   -1.46%
------------------------------------------------------------------------
1 year                7.72     2.62    7.02     2.02     7.39     3.88
------------------------------------------------------------------------
5 years              35.62    29.19   30.94    28.94    33.15    28.77
Annual average        6.28     5.26    5.54     5.21     5.89     5.19
------------------------------------------------------------------------
10 years            111.99   101.93   95.81    95.81   103.28    96.66
Annual average        7.80     7.28    6.95     6.95     7.35     7.00
------------------------------------------------------------------------
Life of fund        266.08   248.66  224.49   224.49   242.68   231.57
Annual average        9.14     8.79    8.26     8.26     8.66     8.42
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75%maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
May 31, 1998 (Unaudited)

Key to Abbreviations
AMBAC       - AMBAC Indemnity Corporation
FGIC        - Financial Guaranty Insurance Company
FHA Insd.   - Federal Housing Administration Insured
FRB         - Floating Rate Bonds
FSA         - Financial Security Assurance
G.O. Bonds  - General Obligation Bonds
IFB         - Inverse Floating Rate Bonds
MBIA        - Municipal Bond Investors Assurance Corporation
VRDN        - Variable Rate Demand Notes



MUNICIPAL BONDS AND NOTES (99.4%) (a)
PRINCIPAL AMOUNT                                                                 RATINGS (RAT)          VALUE

New York (92.8%)
-------------------------------------------------------------------------------------------------------------
          $14,500,000  Battery Park, City Auth. Rev. Bonds, 7.7s, 5/1/15          Aaa             $15,285,175
              835,000  Chemung Ctny., Indl. Dev. Agcy. Civic Fac. VRDN
                         (Arnot Ogden Med. Ctr.), Ser. A, 3.85s, 3/1/19           VMIG1               835,000
           13,750,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7 1/4s,
                         12/1/24 (acquired 5/14/98, cost $14,946,250) (RES)       A-               15,210,938
                       Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
                         Ser. A, FSA
            5,600,000    5 1/8s, 12/1/22                                          Aaa               5,544,000
            8,730,000    5s, 12/1/18                                              Aaa               8,577,225
                       Metropolitan Trans. Auth. Rev. Bonds
            5,000,000    Ser. O, MBIA, 6 3/8s, 7/1/20                             Aaa               5,637,500
           15,400,000    Ser. A, MBIA, 6 1/4s, 4/1/14                             Aaa              17,748,500
           14,495,000    Ser. A, MBIA, 6 1/4s, 4/1/13                             Aaa              16,687,369
            6,395,000    Ser. C, AMBAC, 5 5/8s, 7/1/27                            AAA               6,698,763
            5,480,000  Metropolitan Trans. Auth. Fac. Rev. Bonds, Ser. A,
                         MBIA, 6s, 7/1/12                                         Aaa               6,199,250
                       Metropolitan Trans. Auth. Svcs. Contract Fac.
                         Rev. Bonds
            3,750,000    (Trans. Fac.), Ser. 3, 7 3/8s, 7/1/08                    Baa1              4,518,750
            3,000,000    (Trans. Fac.), Ser. 6, 7s, 7/1/09                        AAA               3,311,250
           12,000,000    (Commuter Fac.), Ser. O, 5 3/4s, 7/1/13                  Baa1             12,960,000
           20,820,000    (Trans. Fac.), Ser. O, 5 3/4s, 7/1/13                    Baa1             22,485,600
           12,500,000    (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17                  Baa1             13,015,625
           24,345,000    (Trans. Fac), Ser. O, 5 1/2s, 7/1/17                     Baa1             25,349,231
            3,000,000  Monroe Cnty., Indl. Dev. Auth. VRDN
                         (Canal Ponds), Ser. D, 3.6s, 6/15/16                     VMIG1             3,000,000
           10,750,000  Muni. Assistance Corp. IFB, Ser. 337B, 8.075s,
                         7/1/08 (acquired 3/19/98, cost $13,383,965) (RES)        Aa2              13,450,938
           10,000,000  Muni. Assistance Corp. Rev. Bonds, Ser. M,
                         5 1/2s, 7/1/07                                           Aa2              10,787,500
                       NY City, G.O. Bonds
           12,325,000    Ser. B, 8 1/4s, 6/1/05                                   A3               15,005,688
            9,200,000    Ser. L, MBIA, 8s, 8/1/06                                 Aaa              11,419,500
           18,675,000    Ser. B, MBIA, 6 1/2s, 8/15/11                            AAA              21,989,813
            9,565,000    Ser. I, 6 1/2s, 4/15/27                                  A3               10,916,056
                       NY City, G.O. Bonds
           21,495,000    Ser. D, 6 1/2s, 11/1/10                                  Aaa              25,283,494
           11,120,000    Ser. I, 6 1/4s, 4/15/27                                  A3               12,065,200
            5,000,000    Ser. I, 6 1/4s, 4/15/17                                  A3                5,487,500
           15,000,000    Ser. A, 6 1/4s, 8/1/08                                   A3               16,781,250
           10,000,000    Ser. H, 6 1/8s, 8/1/25                                   A3               10,787,500
           15,000,000    Ser. H, 5 1/8s, 8/1/18                                   A3               14,718,750
           11,410,000    Ser. F, 5s, 8/1/23                                       A3               10,925,075
           20,940,000    Ser. G, 5s, 8/1/22                                       A3               20,050,050
           15,000,000    Ser. H, 5s, 8/1/22                                       A3               14,362,500
           15,000,000    Ser. G, 5s, 8/1/15                                       A3               14,700,000
              100,000  NY City, Cultural Res. VRDN
                         (Soloman R. Guggenheim), Ser. B, 3.95s,
                         12/1/15                                                  VMIG1               100,000
            2,200,000  NY City, Hsg. Dev. Corp. Mtge. Rev. Bonds
                         (Multi-Fam. James Twr.), Ser. A, 2 3/4s, 7/1/05          A-1+              2,200,000
            2,100,000  NY City, Hsg. Dev. Corp. Mtge. VRDN
                         (Parkgate Tower), Ser. 1, 3.55s, 12/1/07                 VMIG1             2,100,000
                       NY City, Indl. Dev. Agcy. Rev. Bonds
           25,350,000    (Visy Paper Inc.), 7.95s, 1/1/28                         BB-/P            29,722,875
            8,000,000    (Paper Inc.), 7.8s, 1/1/16                               BB-/P             9,360,000
            8,970,000    (Northwest Airlines, Inc.), 6s, 6/1/27                   Ba2               9,362,438
           30,750,000    (Brooklyn Navy Yard Cogen. Partners),
                         Ser. G, 5 3/4s, 10/1/36                                  Baa3             31,365,000
                       NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
           10,625,000    (American Airlines, Inc.), 6.9s, 8/1/24                  Baa2             11,873,438
           24,465,000    (Terminal One Group Assn.), 6 1/8s, 1/1/24               A                25,871,738
           26,250,000    (Terminal One Group Assn.), 6s, 1/1/19                   A                27,660,938
                       NY City, Indl. Dev. Agcy. VRDN
              300,000    (Columbia Grammar School), 3.85s, 6/30/14                A-1                 300,000
              400,000    (Heavenly Rest Day Church), 2 3/4s, 7/1/21               VMIG1               400,000
           14,455,000  NY City, Muni. Assistance Corp. Rev. Bonds,
                         6 1/4s, 7/1/08                                           Aa2              16,514,838
           13,000,000  NY City, Muni. Fin. Auth. Wtr. and Swr. Syst.
                         FRB, FGIC, 10.573s, 6/15/11
                         (acquired 8/9/91, cost $13,587,860) (RES)(SEG)           Aaa              20,263,750
                       NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
           12,000,000    Ser. B, MBIA, 5 1/2s, 6/15/27                            Aaa              12,435,000
            7,200,000    Ser. A, MBIA, 5 1/2s, 6/15/23                            Aaa               7,353,000
           17,500,000  NY City, Muni. Wtr. Fin. Auth. IFB, MBIA,
                         6 1/2s, 6/15/08                                          Aaa              19,031,250
           27,100,000  NY City, Transitional Fin. Auth. Rev. Bonds
                         (Future Tax Secd.), Ser. A, 5s, 8/15/27                  Aa3              26,490,250
                       NY & NJ Port Auth. Rev. Bonds
            7,100,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                   BB/P              7,898,750
            4,075,000     6 3/4s, 10/1/11                                         BB/P              4,558,906
                       NY State Dorm. Auth. Cap. Appn. Rev. Bonds
                         (State U.), Ser. B, MBIA
           48,000,000    5/15/09                                                  Aaa              28,980,000
           53,490,000    5/15/08                                                  Aaa              33,966,150
                       NY State Dorm. Auth. IFB
           13,000,000    (Cornell U.), 10.599s, 7/1/30
                         (acquired 8/9/91, cost $13,315,900) (RES)                Aa               15,193,750
           13,250,000    7.574s, 7/1/13 (acquired 10/22/97,
                         cost $15,191,120) (RES)                                  AAA/P            16,065,625
                       NY State Dorm. Auth. Rev. Bonds
            5,000,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                         Baa1              5,618,750
            9,000,000    (State U. Edl. Fac.), Ser. A, 7 5/8s, 5/15/05            AAA               9,787,500
           18,800,000    (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                  Baa1             23,241,500
            4,000,000    (State U. Athletic Fac.), 7 1/4s, 7/1/21                 A3                4,415,000
            8,950,000    (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17       AAA               9,979,250
           13,200,000    (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11            A3               14,454,000
            6,000,000    (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/27                    Aaa               6,645,000
           20,000,000    (Mental Hlth. Svcs. Fac.), Ser. A, 5 3/4s, 8/15/22       A-               21,000,000
            6,000,000    (NY U.), Ser. A, MBIA, 5 3/4s, 7/1/20                    Aaa               6,607,500
           45,385,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18          Baa1             49,015,800
           14,645,000    (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/13
                         (2nd Gen)                                                Baa1             15,816,600
           10,000,000    (Columbia U.), Ser. A, 5 3/4s, 7/1/10                    Aaa              11,025,000
           10,930,000    (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09            Aaa              12,077,650
           15,600,000    (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16          Baa1             16,575,000
           16,055,000    (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/13            A3               16,978,163
            5,000,000  NY State Energy Research & Dev. Auth. Fac.
                         Rev. Bonds
                         (Cons. Edison Co. of NY, Inc.), Ser. A, 7 1/8s,
                         12/1/29                                                  A1                5,781,250
           10,000,000  NY State Energy Research & Dev. Auth. Gas
                         Fac. IFB (Brooklyn Union Gas Co.), Ser. B,
                         9.939s, 7/1/26                                           A1               12,912,500
                       NY State Energy Research & Dev. Auth. Poll.
                         Control Rev. Bonds
                         (Niagara Mohawk Pwr. Corp.), Ser. A, FGIC
           10,000,000    7.2s, 7/1/29                                             Aaa              11,550,000
           12,500,000    6 5/8s, 10/1/13                                          Aaa              13,578,125
            9,460,000  NY State Energy Research & Dev. Auth. Rev.
                         Bonds, AMBAC, 6.1s, 8/15/20                              Aaa              10,240,450
           10,675,000  NY State Env. Fac. Corp. IFB (PA 221), 8.075s,
                         6/15/11 (acquired 11/24/97, cost $12,993,315) (RES)      AAA/P            13,437,156
                       NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                         (State Wtr. Revolving Fund)
           10,655,000    Ser. A, 7 1/2s, 6/15/12                                  Aa2              11,600,631
            6,870,000    Ser. B, 6.65s, 9/15/13                                   Aaa               7,599,938
            5,265,000    Ser. A, 6.55s, 9/15/10                                   Aaa               5,844,150
                       NY St. Env. Facs. Corp. Poll. Control Rev. Bonds
            4,500,000    (State Wtr. Revolving Fund), Ser. E, 6 7/8s,
                         6/15/10                                                  AAA               4,944,375
              550,000    (State Wtr. Revolving Fund), Ser. E, 6 7/8s,
                         6/15/10                                                  Aaa                 602,938
           20,000,000    (State Wtr. Sub-Revolving Fund), Ser. E, MBIA,
                         6s, 6/15/12                                              Aaa              22,550,000
           15,965,000  NY State G.O. Bonds, Ser. A, 6 1/8s, 6/15/14               A2               17,481,675
                       NY State Hsg. Fin. Agcy. Rev. Bonds
            4,790,000    8s, 11/1/08                                              Baa               5,263,013
            9,440,000    (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A,
                         FHA Insd., 7s, 8/15/22                                   Aa2              10,136,200
           23,310,000  NY State Hsg. Fin. Agcy. Rev. Bonds, 8s, 11/1/08           Aaa              25,874,100
            7,500,000  NY State Hsg. Fin. Agcy. Svcs. Contract Oblig.
                         Rev. Bonds, Ser. C, 7.3s, 3/15/21                        Aaa               8,381,250
              300,000  NY State Hsg. Fin. Agcy. VRDN
                         (Normadie Court I), 3.9s, 5/15/15                        VMIG1               300,000
                       NY State Local Govt. Assistance Corp. Rev. Bonds
           11,900,000    Ser. A, 6 1/2s, 4/1/20                                   AAA              12,896,625
           12,510,000    Ser. E, 6s, 4/1/14                                       A3               14,042,475
            6,000,000    Ser. E, AMBAC, 6s, 4/1/14                                Aaa               6,727,500
              200,000  NY State Local Govt. Assistance Corp. VRDN,
                         Ser. E, 3.9s, 4/1/25                                     VMIG1               200,000
                       NY State Med. Care Fac. Fin. Agcy. FRB
                         (Monterfiore Med. Ctr.), Ser. A, MBIA,
           24,700,000    10.33s, 2/15/24 (acquired various dates from
                         10/3/91 to 4/8/92, cost $26,795,648) (RES)               AAA              26,802,958
                       NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
           10,945,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. B,
                         FHA Insd., 8s, 2/15/28                                   AAA              11,253,540
            2,125,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/20       Baa1              2,326,875
           11,625,000    (Mental Hlth. Svcs. Fac.), Ser. B, Refunded,
                         7 7/8s, 8/15/20                                          Aaa              12,802,031
            3,750,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19         A-                3,918,375
            3,525,000    (Mental Hlth. Svcs. Fac.), Ser. A, Prerefunded,
                         7.8s, 2/15/19                                            Aaa               3,691,838
           22,525,000    (Presbyterian Hosp.), Ser. A, FHA Insd., 7.7s,
                         2/15/25                                                  Aaa              24,721,188
            5,000,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. C,
                         FHA Insd., 7.7s, 2/15/22                                 AAA               5,138,950
           24,775,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21       Aaa              27,407,344
           18,500,000    (St. Luke's Hosp.), Ser. B, FHA Insd., 7.45s,
                         2/15/29                                                  Aaa              19,910,625
            6,625,000    (Methodist Hosp. & Nursing Home), Ser. A,
                         FHA Insd., 6.7s, 8/15/23                                 AA                7,155,000
           12,325,000    Ser. A, AMBAC, FHA Insd., 6 1/2s, 8/15/29                Aaa              14,112,125
              200,000  NY State Med. Care Fac. Fin. Agcy. VRDN
                         (Lenox Hill Hosp.), Ser. A, 3.95s, 11/1/08               VMIG1               200,000
            6,940,000  NY State Mtge. Agcy. Rev. Bonds
                         (Homeowner Mtge.), Ser. 50, 6 5/8s, 4/1/25               Aaa               7,521,225
            4,250,000  NY State Muni. Bond Bk. Agcy. Special Program
                         Rev. Bonds (Rochester), Ser. A, 6 3/4s, 3/15/11          A+                4,627,188
                       NY State Pwr. Auth. Rev. Bonds
            8,400,000    Ser. Y, 6 3/4s, 1/1/18                                   Aa                9,103,500
           10,000,000    Ser. A, 5 1/2s, 2/15/06                                  Aa3              10,725,000
            5,000,000  NY State Thruway Auth. Rev. Bonds, 6s, 4/1/12              Baa1              5,456,250
           23,500,000  NY State Thruway Auth. Svcs. Contract Rev.
                         Bonds (Hwy. & Brdg.), 6s, 4/1/11                         Baa1             25,438,750
                       NY State Thruway Auth. Svcs. Contract Rev. Bonds
           13,300,000    (Local Hwy. & Bridge), 7 1/4s, 1/1/10                    Baa1             14,580,125
           16,385,000    6.45s, 4/1/15                                            Baa1             18,064,463
                       NY State Urban Dev. Corp. Rev. Bonds
            9,000,000    (Onondaga Cnty. Convention), 7 7/8s, 1/1/20              Aaa              10,012,500
           33,250,000    (Correctional Fac.), Ser. 2, 7 1/2s, 1/1/18              AAA              36,699,688
           10,000,000    (Correctional Fac.), Ser. A, FSA, 6 1/2s, 1/1/11         Aaa              11,637,500
            6,920,000    (Correctional Fac.), Ser. A, 6 1/2s, 1/1/10              Baa1              7,923,400
            6,000,000    (Correctional Fac.), Ser. A, FSA, 6 1/2s, 1/1/10         Aaa               6,982,500
            5,250,000    (State Fac.), 5 3/4s, 4/1/12                             Baa1              5,650,313
            5,830,000    (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                Baa1              6,085,063
           11,225,000    (State Fac.), 5.7s, 4/1/10                               Baa1             12,038,813
           19,100,000    5.6s, 4/1/15                                             Baa1             20,293,750
            7,710,000    (Correctional Fac.), Ser. A, 5 1/2s, 1/1/09              Baa1              8,124,413
            1,000,000  Onondaga Cnty. Indl. Dev. Agcy. VRDN
                         (Pass & Seymour, Inc.), Ser. B, 4s, 11/13/98             A-1               1,000,000
            8,600,000  Port Auth. NY & NJ Cons. Rev. IFB, 9.513s,
                         8/1/26 (acquired 8/29/91, cost $8,814,828) (RES)         AA-               9,954,500
           11,225,000  Triborough Bridge & Tunnel Auth. Rev. Bonds, 6.95s,
                         1/1/12 (acquired 10/24/97, cost $12,264,211)(RES)        Aa               12,543,938
                       Triborough Bridge & Tunnel Auth. Gen. Purpose
                         Rev. Bonds
           38,750,000    (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10                Baa1             46,354,688
            7,000,000    Ser. A, 6 1/2s, 1/1/09                                   Aa                8,155,000
           17,700,000    Ser. Y, 6s, 1/1/12                                       Aa               19,824,000
            9,915,000    Ser. A, 6s, 1/1/10                                       Aa               11,129,588
                       Triborough Bridge & Tunnel Auth. Rev. Bonds
           18,850,000    Ser. X, MBIA, 6 5/8s, 1/1/12                             Aa               22,407,938
           14,000,000    (Convention Ctr.), Ser. E, 6s, 1/1/11                    Baa1             15,400,000
           18,000,000  Triborough Bridge & Tunnel Auth. Special
                         Oblig. IFB, Ser. A, 8.291s, 1/1/12
                         (acquired 7/10/92, cost $18,135,000) (RES)               Aaa              20,700,000
                                                                                               --------------
                                                                                                1,763,918,692

Puerto Rico (6.6%)
-------------------------------------------------------------------------------------------------------------
                       Cmnwlth. of PR, G.O. Bonds
           15,750,000    MBIA, 6 1/2s, 7/1/23                                     Aaa              17,955,000
            3,915,000    6 1/2s, 7/1/13                                           A                 4,565,869
           11,110,000    6 1/2s, 7/1/12                                           A                12,943,150
                       Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
            3,000,000    Ser. V, 6 5/8s, 7/1/12                                   A                 3,281,250
            7,000,000    Ser. Z, FSA, 6 1/4s, 7/1/16                              Aaa               8,198,750
           29,835,000  Cmnwlth. of PR, Hwy. Trans. Auth. Rev. Bonds,
                         Ser. A, AMBAC, 5s, 7/1/28                                Aaa              29,462,063
           10,000,000  PR Elec. Pwr. Auth. IFB, MBIA, 10.173s, 7/1/07
                         (acquired 10/30/97, cost $13,651,251)(RES)               AAA/P            14,137,500
                       PR Elec. Pwr. Auth. Rev. Bonds
           10,315,000    Ser. R, 6 1/4s, 7/1/17                                   Baa1             11,294,925
            9,000,000    Ser. BB, MBIA, 6s, 7/1/11                                Aaa              10,192,500
           11,350,000  PR Tel. Auth. IFB, 7.875s, 1/1/20
                         (acquired 9/25/92, cost $10,981,125) (RES)               A+               12,669,424
                                                                                               --------------
                                                                                                  124,700,431
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $1,747,971,066) (b)                             $1,888,619,123
-------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,900,021,475.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,750,162,370, resulting in gross unrealized appreciation and depreciation of $140,294,211 and $1,837,458 respectively, or net unrealized appreciation of $138,456,753.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 1998 was $190,430,491 or 10.0% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1998.

      The rates shown on FRB's are the current interest rates shown at May 31, 1998, which are subject to change based on the terms of the security.

      The rates shown on IFB's which are securities paying interest rates that vary inversely to changes in the market interest rates and VRDN's are the current interest rates at May 31,1998.

      The fund had the following industry group concentrations greater than 10% at May 31, 1998.
     (as a percentage of net assets):

               Transportation     23.7%
               Education          15.9

      The fund had the following insurance concentration greater than 10% at May 31, 1998.
      (as a percentage of net assets):

               MBIA               16.3%





-------------------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1998 (Unaudited)
                                                                             Unrealized
                               Total Market  Aggregate Face   Expiration    Appreciation/
                                   Value          Value          Date      (Depreciation)
-------------------------------------------------------------------------------------------
Municipal Bond
Index (long)                   $ 18,361,250   $ 17,704,500      Jun-98        $   656,750
U.S. Treasury
Notes (short)                   190,733,281    188,472,999      Jun-98         (2,260,282)
-------------------------------------------------------------------------------------------
                                                                              $(1,603,532)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,747,971,066) (Note 1)                                            $1,888,619,123
---------------------------------------------------------------------------------------------------
Cash                                                                                        458,319
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           34,899,352
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              200,270
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,131,577
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,925,308,641

Liabilities
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                364,000
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     3,743,415
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         14,946,250
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,741,184
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,367,803
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  284,593
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                26,147
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,121
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      723,330
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       87,323
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        25,287,166
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,900,021,475

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,765,929,238
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              2,302,372
---------------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                     (7,254,660)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              139,044,525
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,900,021,475

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,670,843,783 divided by 185,499,586 shares)                                                $9.01
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.01)*                                        $9.46
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($226,962,641 divided by 25,244,290 shares)+                                                  $8.99
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,215,051 divided by 245,929 shares)                                                        $9.01
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.01)**                                       $9.31
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended May 31, 1998 (Unaudited)

Tax exempt interest income:                                                            $54,975,363
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         4,737,304
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,094,291
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           16,436
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             9,247
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,701,920
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      968,534
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        5,284
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     40,289
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    32,601
--------------------------------------------------------------------------------------------------
Legal                                                                                       49,248
--------------------------------------------------------------------------------------------------
Other                                                                                       24,167
--------------------------------------------------------------------------------------------------
Total expenses                                                                           8,679,396
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (230,206)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             8,449,190
--------------------------------------------------------------------------------------------------
Net investment income                                                                   46,526,173
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        20,211,530
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                         (7,807,880)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts
during the period                                                                        6,261,356
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 18,665,006
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $65,191,179
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                             May 31        November 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   46,526,173     $  102,465,510
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         12,403,650         58,231,661
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                 6,261,356        (34,125,200)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     65,191,179        126,571,971
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (41,082,239)       (93,569,135)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (4,707,020)       (10,384,042)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (47,672)           (79,842)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (19,600,027)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (2,600,474)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (21,285)                --
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                       (52,495,165)      (169,474,559)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                            (55,362,703)      (146,935,607)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,955,384,178      2,102,319,785
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $2,302,372 and $1,613,130, respectively)                                   $1,900,021,475     $1,955,384,178
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                         May 31
operating performance         (Unaudited)                                    Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.02            $8.91            $8.97            $8.05            $9.38            $8.98
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22              .46              .48              .49              .53              .53
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .09              .12             (.06)             .92            (1.24)             .52
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .31              .58              .42             1.41             (.71)            1.05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.47)            (.48)            (.49)            (.51)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.10)              --               --               --             (.05)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.06)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.32)            (.47)            (.48)            (.49)            (.62)            (.65)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.01            $9.02            $8.91            $8.97            $8.05            $9.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)           3.49*            6.69             4.92            17.95            (8.02)           12.02
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,670,844       $1,725,773       $1,873,649       $2,013,022       $1,901,901       $2,280,604
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .41*             .79              .81              .78              .75              .76
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.44*            5.19             5.47             5.63             5.82             5.67
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.31*           81.95            59.60            73.85            47.56            26.60
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                         May 31                                                                         Jan. 4, 1993+
operating performance         (Unaudited)                            Year ended November 30                        to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.00            $8.90            $8.95            $8.02            $9.37            $8.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .19              .40              .42              .43              .46              .40
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .09              .11             (.05)             .93            (1.24)             .42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .28              .51              .37             1.36             (.78)             .82
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)            (.41)            (.42)            (.43)            (.46)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.10)              --               --               --             (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.29)            (.41)            (.42)            (.43)            (.57)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.99            $9.00            $8.90            $8.95            $8.02            $9.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)           3.16*            5.89             4.35            17.26            (8.75)            9.25*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $226,963         $227,747         $227,405         $215,614         $173,213         $146,665
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)            .73*            1.44             1.46             1.43             1.39             1.28*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.12*            4.53             4.81             4.95             5.16             4.29*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             48.31*           81.95            59.60            73.85            47.56            26.60
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                           May 31                                      Apr. 10, 1995+
operating performance                                           (Unaudited)           Year ended November 30       to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.02            $8.91            $8.97            $8.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .21              .43              .45              .26 (a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .08              .12             (.06)             .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .29              .55              .39              .47
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.20)            (.44)            (.45)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.10)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.30)            (.44)            (.45)            (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.01            $9.02            $8.91            $8.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                             3.34*            6.37             4.59             5.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $2,215           $1,865           $1,266             $588
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                              .56*            1.09             1.11              .65*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.29*            4.87             5.17             3.30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48.31*           81.95            59.60            73.85
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
May 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B, and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares within approximately six to eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1998 the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1998, fund expenses were reduced by $230,206 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,250 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85%, and 0.50% of the average net assets attributable to class A, class B, and class M shares respectively.

For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $54,109 and $308 from the sale of class A and class M shares, respectively and $210,181 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $8,264 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1998, purchases and sales of investment securities other than short-term municipal investments aggregated $456,491,876 and $536,397,415, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,121,200     $ 28,156,185
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,074,358       36,729,850
------------------------------------------------------------
                                  7,195,558       64,886,035

Shares
repurchased                     (13,019,727)    (117,278,168)
------------------------------------------------------------
Net decrease                     (5,824,169)    $(52,392,133)
------------------------------------------------------------

                                           Year ended
                                        November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      36,261,786    $ 320,642,390
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     6,025,152       53,518,532
------------------------------------------------------------
                                 42,286,938      374,160,922

Shares
repurchased                     (61,135,199)    (541,902,998)
------------------------------------------------------------
Net decrease                    (18,848,261)   $(167,742,076)
------------------------------------------------------------

                                        Six months ended
                                          May 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,566,404     $ 14,090,393
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       562,073        5,057,554
------------------------------------------------------------
                                  2,128,477       19,147,947

Shares
repurchased                      (2,181,846)     (19,607,683)
------------------------------------------------------------
Net decrease                        (53,369)    $  (459,736)
------------------------------------------------------------

                                           Year ended
                                        November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,266,192      $28,907,810
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       757,115        6,711,840
------------------------------------------------------------
                                  4,023,307       35,619,650

Shares
repurchased                      (4,283,296)     (37,917,173)
------------------------------------------------------------
Net decrease                       (259,989)     $(2,297,523)
------------------------------------------------------------

                                         Six months ended
                                           May 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          46,684         $424,181
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         7,428           66,950
------------------------------------------------------------
                                     54,112          491,131

Shares
repurchased                         (14,913)        (134,427)
------------------------------------------------------------
Net increase                         39,199         $356,704
------------------------------------------------------------

                                            Year ended
                                        November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         125,505       $1,108,550
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,020           71,332
------------------------------------------------------------
                                    133,525        1,179,882

Shares
repurchased                         (68,859)        (614,842)
------------------------------------------------------------
Net increase                         64,666       $  565,040
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President and Fund Manager

Blake E. Anderson
Vice President

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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